Prudential Day One 2045 Fund
Schedule of Investments (unaudited) as of April 30, 2022
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	122,544	$1,113,923
PGIM Global Real Estate Fund (Class R6)	60,860	1,346,218
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	130,439	1,672,228
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	107,700	1,190,081
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	171,464	1,959,839
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	533,052	6,593,855
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	469,493	8,211,436
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	250,799	2,655,956
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	323,670	5,424,716
PGIM TIPS Fund (Class R6)	129,345	1,258,525
PGIM Total Return Bond Fund (Class R6)	217,034	2,788,881

Total Long-Term Investments (cost $30,681,734)		34,215,658

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $45,788)	45,788	45,788

TOTAL INVESTMENTS 100.0% (cost $30,727,522)(wd)		34,261,446
Liabilities in excess of other assets (0.0)%		(15,999)

Net Assets 100.0%		$34,245,447

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds